Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Financial assets designated at FVTPL	£ 317,000	£ 312,000
Financial assets mandatorily at FVTPL	285,000	122,000
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	0
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss		(1,000)	£ 0
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	(3,000)
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss		£ (3,000)	£ (2,000)
Santander Equity Investments Limited (SEIL)
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	£ 46,000